Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Income taxes [Abstract]
Income tax expense [Text block]
Philips Group
Income tax expense
in millions of EUR
2015 - 2017
	2015	2016	2017
Netherlands	93	137	929
Foreign	206	886	451
Income before taxes of continuing operations [1] )	299	1,023	1,381
Netherlands:
Current tax (expense) benefit	47	10	(15)
Deferred tax (expense) benefit	6	(95)	(150)
Total tax (expense) benefit of continuing operations (Netherlands)	53	(85)	(165)
Foreign:
Current tax (expense) benefit	(157)	(155)	(258)
Deferred tax (expense) benefit	(65)	37	73
Total tax (expense) benefit of continuing operations (foreign)	(222)	(118)	(184)
Income tax expense of continuing operations	(169)	(203)	(349)
1)Income before tax excludes the result of investments in associates.

Current income tax expense [Text block]
Philips Group
Current income tax expense
in millions of EUR
2015 - 2017
	2015	2016	2017
Current year tax (expense) benefit	(121)	(165)	(275)
Prior year tax (expense) benefit	11	20	3
Current tax (expense)	(110)	(145)	(272)

Deferred income tax expense [Text block]
Philips Group
Deferred income tax expense
in millions of EUR
2015 - 2017
	2015	2016	2017
Recognition of previously unrecognized tax loss and credit carryforwards	4	19	32
(Unrecognized) tax loss and credit carryforwards [1] )	(9)	(56)	(9)
(Unrecognized) recognition of temporary differences [1] )	(35)	31	35
Prior year tax	(6)	(1)	6
Tax rate changes	(19)	5	(72)
Origination and reversal of temporary differences, tax losses and tax credits	6	(56)	(69)
Deferred tax (expense) benefit	(59)	(58)	(77)
1)Unrecognized tax loss and credit carryforwards and temporary differences are expenses, which offset the corresponding tax benefits in Origination and reversal of temporary differences, tax losses and tax credits

Effective income tax rate [Text block]
Philips Group
Effective income tax rate
in %
2015 - 2017
	2015	2016	2017
Weighted average statutory income tax rate in %	43.6	23.3	24.5
Recognition of previously unrecognized tax loss and credit carryforwards	(1.4)	(1.9)	(2.3)
Unrecognized tax loss and credit carryforwards	2.9	5.5	0.6
Unrecognized (recognition of) temporary differences	11.4	(3.1)	(2.6)
Non-taxable income and tax incentives	(35.5)	(8.2)	(9.8)
Non-deductible expense	33.8	9.3	6.4
Withholding and other taxes	8.3	1.2	4.0
Tax rate changes	5.9	(0.5)	5.2
Prior year tax	1.0	(1.8)	(0.6)
Tax expense (benefit) due to other tax liabilities	(12.7)	(2.6)	(1.7)
Others, net	(1.0)	(1.3)	1.5
Effective income tax rate	56.4	19.9	25.3

Deferred tax assets and liabilities [Text block]
Philips Group
Deferred tax assets and liabilities
in millions of EUR
2017
	Balance as of January 1, 2017	recognized in income statement	Transfer to assets held for sale	other [1] )	Balance as of December 31, 2017	Assets	Liabilities
Intangible assets	(676)	549	(28)	(228)	(383)	423	(806)
Property, plant and equipment	10	15		(2)	23	39	(16)
Inventories	347	(34)	(52)	(29)	231	235	(4)
Other assets	138	7	(82)	12	74	96	(22)
Pension and other employee benefits	597	(126)	(149)	(57)	265	265	-
Other liabilities	989	(288)	(8)	(158)	536	596	(61)
Deferred tax assets on tax loss carryforwards	1,288	(201)	(125)	(144)	819	819	-
Set-off deferred tax positions				-		(876)	876
Net deferred tax assets	2,692	(77)	(444)	(606)	1,565	1,598	(33)
1) Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences and acquisitions, as well as the effects of US Tax Cuts and Jobs Act.
Philips Group
Deferred tax assets and liabilities
in millions of EUR
2016
	Balance as of January 1, 2016	recognized in income statement	other [1] )	Balance as of December 31, 2016	Assets	Liabilities
Intangible assets	(1,089)	450	(36)	(676)	542	(1,218)
Property, plant and equipment	19	1	(10)	10	64	(54)
Inventories	312	24	11	347	353	(6)
Other assets	68	32	37	138	161	(23)
Pensions and other employee benefits	707	(138)	27	597	598	(1)
Other liabilities	981	(32)	40	989	1,107	(118)
Deferred tax assets on tax loss carryforwards	1,562	(368)	93	1,288	1,288	-
Set-off deferred tax positions					(1,355)	1,355
Net deferred tax assets	2,560	(30)	162	2,692	2,758	(66)
1) Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences, and acquisitions and divestments.

Expiry years of net operating loss and credit carryforwards [Text block]
Philips Group
Expiry years of net operating loss and credit carryforwards
in millions of EUR
Total	Total Balance as of December 31, 2016	Unrecognized balance as of December 31, 2016	Total Balance as of December 31, 2017	Unrecognized balance as of December 31, 2017
2017	14	-	-	-
2018	4	3	3	3
2019	58	10	5	2
2020	137	21	15	6
2021	37	3	14	2
2022	-	-	1,843	1,809
Later than 2021, respectively 2022	3,503	14	2,134	410
Unlimited	2,077	1,118	1,812	1,118
Total	5,830	1,170	5,827	3,351